Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Schedule of Condensed Income Statement
Statement of Operations Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$15,499	$—	$15,499
Operating expenses:
Cost of sales	—	—	—	12,471	—	12,471
Selling, general and administrative	51	—	—	985	—	1,036
Amortization	—	—	—	94	—	94
Restructuring	—	—	—	140	—	140
Total operating expenses	51	—	—	13,690	—	13,741
Operating (loss) income	(51)	—	—	1,809	—	1,758
Interest (expense) income	(24)	(33)	(188)	(74)	184	(135)
Other income (expense), net	6	68	25	78	(185)	(8)
(Loss) income from continuing operations before income taxes and equity income	(69)	35	(163)	1,813	(1)	1,615
Income tax benefit (expense)	—	—	60	(315)	—	(255)
(Loss) income from continuing operations before equity income	(69)	35	(103)	1,498	(1)	1,360
Equity in net income of affiliates	—	—	—	20	—	20
Equity in net income (loss) of subsidiaries	1,420	1,385	315	—	(3,120)	—
Income (loss) from continuing operations	1,351	1,420	212	1,518	(3,121)	1,380
Income from discontinued operations, net of tax	—	—	—	60	—	60
Net income (loss)	1,351	1,420	212	1,578	(3,121)	1,440
Net income attributable to noncontrolling interest	—	—	—	89	—	89
Net income (loss) attributable to Delphi	$1,351	$1,420	$212	$1,489	$(3,121)	$1,351
Statement of Operations Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$15,051	$—	$15,051
Operating expenses:
Cost of sales	—	—	—	12,274	—	12,274
Selling, general and administrative	87	—	—	829	—	916
Amortization	—	—	—	97	—	97
Restructuring	—	—	—	137	—	137
Total operating expenses	87	—	—	13,337	—	13,424
Operating (loss) income	(87)	—	—	1,714	—	1,627
Interest (expense) income	(25)	(33)	(194)	(75)	184	(143)
Other income (expense), net	6	67	25	68	(184)	(18)
(Loss) income from continuing operations before income taxes and equity income	(106)	34	(169)	1,707	—	1,466
Income tax (expense) benefit	(5)	—	62	(297)	—	(240)
(Loss) income from continuing operations before equity income	(111)	34	(107)	1,410	—	1,226
Equity in net income of affiliates	—	—	—	15	—	15
Equity in net income (loss) of subsidiaries	1,323	1,289	326	—	(2,938)	—
Income (loss) from continuing operations	1,212	1,323	219	1,425	(2,938)	1,241
Income from discontinued operations, net of tax	—	—	—	60	—	60
Net income (loss)	1,212	1,323	219	1,485	(2,938)	1,301
Net income attributable to noncontrolling interest	—	—	—	89	—	89
Net income (loss) attributable to Delphi	$1,212	$1,323	$219	$1,396	$(2,938)	$1,212
Statement of Operations Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$14,070	$—	$14,070
Operating expenses:
Cost of sales	—	—	—	11,566	—	11,566
Selling, general and administrative	222	—	—	653	—	875
Amortization	—	—	—	76	—	76
Restructuring	—	—	—	163	—	163
Total operating expenses	222	—	—	12,458	—	12,680
Operating (loss) income	(222)	—	—	1,612	—	1,390
Interest (expense) income	(11)	(63)	(180)	(68)	186	(136)
Other income (expense), net	5	55	97	34	(186)	5
(Loss) income from continuing operations before income taxes and equity income	(228)	(8)	(83)	1,578	—	1,259
Income tax (expense) benefit	(3)	—	31	(202)	—	(174)
(Loss) income from continuing operations before equity income	(231)	(8)	(52)	1,376	—	1,085
Equity in net income of affiliates	—	—	—	10	—	10
Equity in net income (loss) of subsidiaries	1,308	1,316	409	—	(3,033)	—
Income (loss) from continuing operations	1,077	1,308	357	1,386	(3,033)	1,095
Income from discontinued operations, net of tax	—	—	—	65	—	65
Net income (loss)	1,077	1,308	357	1,451	(3,033)	1,160
Net income attributable to noncontrolling interest	—	—	—	83	—	83
Net income (loss) attributable to Delphi	$1,077	$1,308	$357	$1,368	$(3,033)	$1,077

Schedule of Comprehensive Income (Loss)
Statement of Comprehensive Income Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,351	$1,420	$212	$1,578	$(3,121)	$1,440
Other comprehensive loss:
Currency translation adjustments	—	—	—	(325)	—	(325)
Net change in unrecognized loss on derivative instruments, net of tax	—	—	—	(80)	—	(80)
Employee benefit plans adjustment, net of tax	—	—	—	(108)	—	(108)
Other comprehensive loss	—	—	—	(513)	—	(513)
Equity in other comprehensive (loss) income of subsidiaries	(504)	(573)	(50)	—	1,127	—
Comprehensive income (loss)	847	847	162	1,065	(1,994)	927
Comprehensive income attributable to noncontrolling interests	—	—	—	80	—	80
Comprehensive income (loss) attributable to Delphi	$847	$847	$162	$985	$(1,994)	$847
Statement of Comprehensive Income Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,212	$1,323	$219	$1,485	$(2,938)	$1,301
Other comprehensive income:
Currency translation adjustments	—	—	—	49	—	49
Net change in unrecognized loss on derivative instruments, net of tax	—	—	—	(12)	—	(12)
Employee benefit plans adjustment, net of tax	—	—	—	(33)	—	(33)
Other comprehensive income	—	—	—	4	—	4
Equity in other comprehensive (loss) income of subsidiaries	—	(111)	(13)	—	124	—
Comprehensive income (loss)	1,212	1,212	206	1,489	(2,814)	1,305
Comprehensive income attributable to noncontrolling interests	—	—	—	93	—	93
Comprehensive income (loss) attributable to Delphi	$1,212	$1,212	$206	$1,396	$(2,814)	$1,212
Statement of Comprehensive Income Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,077	$1,308	$357	$1,451	$(3,033)	$1,160
Other comprehensive loss:
Currency translation adjustments	—	—	—	60	—	60
Net change in unrecognized gain on derivative instruments, net of tax	—	—	—	59	—	59
Employee benefit plans adjustment, net of tax	—	—	—	(171)	—	(171)
Other comprehensive loss	—	—	—	(52)	—	(52)
Equity in other comprehensive (loss) income of subsidiaries	(54)	(285)	54	—	285	—
Comprehensive income (loss)	1,023	1,023	411	1,399	(2,748)	1,108
Comprehensive income attributable to noncontrolling interests	—	—	—	85	—	85
Comprehensive income (loss) attributable to Delphi	$1,023	$1,023	$411	$1,314	$(2,748)	$1,023

Schedule of Condensed Balance Sheet
Balance Sheet as of December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$9	$1	$—	$849	$—	$859
Restricted cash	—	—	—	1	—	1
Accounts receivable, net	—	—	—	2,400	—	2,400
Intercompany receivables, current	88	198	1,397	2,046	(3,729)	—
Inventories	—	—	—	1,013	—	1,013
Other current assets	—	—	—	567	—	567
Current assets held for sale	—	—	—	384	—	384
Total current assets	97	199	1,397	7,260	(3,729)	5,224
Long-term assets:
Intercompany receivables, long-term	—	775	947	1,519	(3,241)	—
Property, net	—	—	—	3,021	—	3,021
Investments in affiliates	—	—	—	98	—	98
Investments in subsidiaries	5,215	6,071	1,644	—	(12,930)	—
Intangible assets, net	—	—	—	1,384	—	1,384
Other long-term assets	—	—	42	466	—	508
Long-term assets held for sale	—	—	—	511	—	511
Total long-term assets	5,215	6,846	2,633	6,999	(16,171)	5,522
Total assets	$5,312	$7,045	$4,030	$14,259	$(19,900)	$10,746
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt	$—	$—	$—	$34	$—	$34
Accounts payable	2	—	—	2,276	—	2,278
Intercompany payables, current	2,800	536	89	303	(3,728)	—
Accrued liabilities	—	—	29	1,192	—	1,221
Current liabilities held for sale	—	—	—	356	—	356
Total current liabilities	2,802	536	118	4,161	(3,728)	3,889
Long-term liabilities:
Long-term debt	—	—	2,398	19	—	2,417
Intercompany payables, long-term	—	1,294	1,001	947	(3,242)	—
Pension benefit obligations	—	—	—	1,002	—	1,002
Other long-term liabilities	—	—	11	379	—	390
Long-term liabilities held for sale	—	—	—	35	—	35
Total long-term liabilities	—	1,294	3,410	2,382	(3,242)	3,844
Total liabilities	2,802	1,830	3,528	6,543	(6,970)	7,733
Total Delphi shareholders’ equity	2,510	5,215	502	7,213	(12,930)	2,510
Noncontrolling interest	—	—	—	503	—	503
Total shareholders’ equity	2,510	5,215	502	7,716	(12,930)	3,013
Total liabilities and shareholders’ equity	$5,312	$7,045	$4,030	$14,259	$(19,900)	$10,746

Balance Sheet as of December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$7	$—	$—	$1,330	$—	$1,337
Restricted cash	—	—	—	3	—	3
Accounts receivable, net	—	—	—	2,454	—	2,454
Intercompany receivables, current	46	406	1,123	948	(2,523)	—
Inventories	—	—	—	1,023	(9)	1,014
Other current assets	1	—	10	569	(7)	573
Current assets held for sale	—	—	—	371	—	371
Total current assets	54	406	1,133	6,698	(2,539)	5,752
Long-term assets:
Intercompany receivables, long-term	—	561	888	1,283	(2,732)	—
Property, net	—	—	—	2,930	—	2,930
Investments in affiliates	—	—	—	87	—	87
Investments in subsidiaries	4,290	5,181	884	—	(10,355)	—
Intangible assets, net	—	—	—	1,194	—	1,194
Other long-term assets	—	—	43	544	2	589
Long-term assets held for sale	—	—	—	495	—	495
Total long-term assets	4,290	5,742	1,815	6,533	(13,085)	5,295
Total assets	$4,344	$6,148	$2,948	$13,231	$(15,624)	$11,047
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt	$—	$—	$25	$36	$—	$61
Accounts payable	—	—	—	2,316	—	2,316
Intercompany payables, current	1,433	575	204	301	(2,513)	—
Accrued liabilities	—	—	23	1,172	(7)	1,188
Current liabilities held for sale	—	—	—	329	—	329
Total current liabilities	1,433	575	252	4,154	(2,520)	3,894
Long-term liabilities:
Long-term debt	—	—	2,339	12	—	2,351
Intercompany payables, long-term	—	1,283	571	888	(2,742)	—
Pension benefit obligations	—	—	—	952	—	952
Other long-term liabilities	—	—	—	376	—	376
Long-term liabilities held for sale	—	—	—	40	—	40
Total long-term liabilities	—	1,283	2,910	2,268	(2,742)	3,719
Total liabilities	1,433	1,858	3,162	6,422	(5,262)	7,613
Total Delphi shareholders’ equity	2,911	4,290	(214)	6,286	(10,362)	2,911
Noncontrolling interest	—	—	—	523	—	523
Total shareholders’ equity	2,911	4,290	(214)	6,809	(10,362)	3,434
Total liabilities and shareholders’ equity	$4,344	$6,148	$2,948	$13,231	$(15,624)	$11,047

Schedule of Condensed Cash Flow Statement
Statement of Cash Flows for the Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash provided by operating activities from continuing operations	$32	$61	$—	$1,952	$—	$2,045
Net cash provided by operating activities from discontinued operations	—	—	—	90	—	90
Net cash provided by operating activities	32	61	—	2,042	—	2,135
Cash flows from investing activities:
Capital expenditures	—	—	—	(779)	—	(779)
Proceeds from sale of property/investments	—	—	—	15	—	15
Cost of business and technology acquisitions, net of cash acquired	—	—	(345)	(5)	—	(350)
Decrease in restricted cash	—	—	—	2	—	2
Loans to affiliates	—	(60)	(1,075)	(1,494)	2,629	—
Repayments of loans from affiliates	—	—	165	304	(469)	—
Return of investments in subsidiaries	—	—	389	—	(389)	—
Net cash used in investing activities from continuing operations	—	(60)	(866)	(1,957)	1,771	(1,112)
Net cash used in investing activities from discontinued operations	—	—	—	(74)	—	(74)
Net cash used in investing activities	—	(60)	(866)	(2,031)	1,771	(1,186)
Cash flows from financing activities:
Net proceeds from other short-term debt agreements	—	—	—	7	—	7
Repayments under long-term debt agreements	—	—	(164)	—	—	(164)
Repayment of senior notes	—	—	(526)	—	—	(526)
Proceeds from issuance of senior notes, net of issuance costs	—	—	691	—	—	691
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(73)	—	(73)
Proceeds from borrowings from affiliates	1,510	144	975	—	(2,629)	—
Payments on borrowings from affiliates	(215)	(144)	(110)	—	469	—
Capital distributions to affiliates	—	—	—	(389)	389	—
Repurchase of ordinary shares	(1,024)	—	—	—	—	(1,024)
Distribution of cash dividends	(301)	—	—	—	—	(301)
Taxes withheld and paid on employees' restricted share awards	—	—	—	(8)	—	(8)
Net cash (used in) provided by financing activities	(30)	—	866	(463)	(1,771)	(1,398)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	(36)	—	(36)
Increase (decrease) in cash and cash equivalents	2	1	—	(488)	—	(485)
Cash and cash equivalents at beginning of year	7	—	—	1,382	—	1,389
Cash and cash equivalents at end of year	$9	$1	$—	$894	$—	$904
Cash and cash equivalents of discontinued operations	$—	$—	$—	$45	$—	$45
Cash and cash equivalents of continuing operations	$9	$1	$—	$849	$—	$859
Statement of Cash Flows for the Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash (used in) provided by operating activities from continuing operations	$(193)	$128	$—	$1,789	$(68)	$1,656
Net cash provided by operating activities from discontinued operations	—	—	—	94	—	94
Net cash (used in) provided by operating activities	(193)	128	—	1,883	(68)	1,750
Cash flows from investing activities:
Capital expenditures	—	—	—	(605)	—	(605)
Proceeds from sale of property/investments	—	—	—	33	—	33
Cost of business and technology acquisitions, net of cash acquired	—	—	—	(10)	—	(10)
Decrease in restricted cash	—	—	—	5	—	5
Loans to affiliates	—	(128)	(1,174)	(414)	1,716	—
Repayments of loans from affiliates	—	—	402	548	(950)	—
Return of investments in subsidiaries	—	—	845	—	(845)	—
Net cash (used in) provided by investing activities from continuing operations	—	(128)	73	(443)	(79)	(577)
Net cash used in investing activities from discontinued operations	—	—	—	(78)	—	(78)
Net cash (used in) provided by investing activities	—	(128)	73	(521)	(79)	(655)
Cash flows from financing activities:
Net repayments under other short-term debt agreements	—	—	—	(80)	—	(80)
Repayments under long-term debt agreements	—	—	(1,353)	—	—	(1,353)
Proceeds from issuance of senior secured term loans, net of issuance costs	—	—	560	—	—	560
Proceeds from issuance of senior notes, net of issuance costs	—	—	788	—	—	788
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(55)	—	(55)
Proceeds from borrowings from affiliates	1,499	80	—	137	(1,716)	—
Payments on borrowings from affiliates	(633)	(80)	—	(237)	950	—
Capital distributions to affiliates	—	—	—	(845)	845	—
Dividends paid to affiliates	—	—	(68)	—	68	—
Repurchase of ordinary shares	(457)	—	—	—	—	(457)
Distribution of cash dividends	(211)	—	—	—	—	(211)
Taxes withheld and paid on employees' restricted share awards	—	—	—	(14)	—	(14)
Net cash provided by (used in) financing activities	198	—	(73)	(1,094)	147	(822)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	11	—	11
Increase in cash and cash equivalents	5	—	—	279	—	284
Cash and cash equivalents at beginning of year	2	—	—	1,103	—	1,105
Cash and cash equivalents at end of year	$7	$—	$—	$1,382	$—	$1,389
Cash and cash equivalents of discontinued operations	$—	$—	$—	$52	$—	$52
Cash and cash equivalents of continuing operations	$7	$—	$—	$1,330	$—	$1,337
Statement of Cash Flows for the Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash (used in) provided by operating activities from continuing operations	$(86)	$(53)	$—	$1,551	$—	$1,412
Net cash provided by operating activities from discontinued operations	—	—	—	66	—	66
Net cash (used in) provided by operating activities	(86)	(53)	—	1,617	—	1,478
Cash flows from investing activities:
Capital expenditures	—	—	—	(642)	—	(642)
Proceeds from sale of property/investments	—	—	—	20	—	20
Cost of acquisitions, net of cash acquired	—	—	—	(980)	—	(980)
Decrease in restricted cash	—	—	—	1	—	1
Repayment of loans to related parties	—	—	—	14	—	14
Acquisition of minority held shares	—	—	—	(16)	—	(16)
Dividends from equity method investments in excess of earnings	—	—	—	37	—	37
Loans to affiliates	—	(36)	(637)	(474)	1,147	—
Repayments of loans from affiliates	9	36	154	100	(299)	—
Other, net	—	—	—	(2)	—	(2)
Net cash provided by (used in) investing activities from continuing operations	9	—	(483)	(1,942)	848	(1,568)
Net cash used in investing activities from discontinued operations	—	—	—	(63)	—	(63)
Net cash provided by (used in) investing activities	9	—	(483)	(2,005)	848	(1,631)
Cash flows from financing activities:
Net repayments under other short-term debt agreements	—	—	—	(8)	—	(8)
Proceeds from issuance of senior secured term loans, net of issuance costs	—	—	358	—	—	358
Repayments of senior secured term loans	—	—	(5)	—	—	(5)
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(47)	—	(47)
Proceeds from borrowings from affiliates	672	—	239	236	(1,147)	—
Payments on borrowings from affiliates	(190)	—	(109)	—	299	—
Repurchase of ordinary shares	(403)	—	—	—	—	(403)
Net cash provided by (used in) financing activities	79	—	483	181	(848)	(105)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	—	—	—
Increase (decrease) in cash and cash equivalents	2	(53)	—	(207)	—	(258)
Cash and cash equivalents at beginning of year	—	53	—	1,310	—	1,363
Cash and cash equivalents at end of year	$2	$—	$—	$1,103	$—	$1,105
Cash and cash equivalents of discontinued operations	$—	$—	$—	$86	$—	$86
Cash and cash equivalents of continuing operations	$2	$—	$—	$1,017	$—	$1,019